Inventories (Summary of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Inventory Disclosure [Abstract]
Finished products	¥ 407,295		¥ 422,461
Work in process	154,178		153,257
Raw materials, purchased components and supplies	91,805		117,219
Inventories	¥ 653,278	¥ 680,533	¥ 692,937